Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 54,621	$ 66,918
Additions based on tax positions related to the current year	11,588	6,613
Additions for tax positions of prior years	4,759	4,675
Reductions related to the expiration of statutes of limitations	(1,167)	(9,521)
Settlements		(14,064)
Ending balance	$ 69,801	$ 54,621